Supplement to the currently effective STATEMENT OF ADDITIONAL INFORMATION

Deutsche Small Mid Cap Value VIP

The following information replaces the existing tables for Deutsche Small Mid Cap Value VIP in “Appendix I-D – Portfolio Management” of the fund’s Statement of Additional Information and is provided as of December 31, 2015:

Fund Ownership of Portfolio Managers

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Dollar Range of All Deutsche Fund Shares Owned
Richard Hanlon	$0	$0
Mary Schafer	$0	$100,001 - $500,000
Matthew Cino	$0	$1 - $10,000

Conflicts of Interest

Other SEC Registered Investment Companies Managed:

Name of Portfolio Manager	Number of Registered Investment Companies	Total Assets of Registered Investment Companies	Number of Investment Company Accounts with Performance- Based Fee	Total Assets of Performance- Based Fee Accounts
Richard Hanlon	1	$325,602,975	0	$0
Mary Schafer	0	$0	0	$0
Matthew Cino	0	$0	0	$0

Other Pooled Investment Vehicles Managed:

Name of Portfolio Manager	Number of Pooled Investment Vehicles	Total Assets of Pooled Investment Vehicles	Number of Pooled Investment Vehicle Accounts with Performance-Based Fee	Total Assets of Performance- Based Fee Accounts
Richard Hanlon	0	$0	0	$0
Mary Schafer	0	$0	0	$0
Matthew Cino	0	$0	0	$0

March 30, 2016

SAISTKR-249

Other Accounts Managed:

Name of Portfolio Manager	Number of Other Accounts	Total Assets of Other Accounts	Number of Other Accounts with Performance-Based Fee	Total Assets of Performance-Based Fee Accounts
Richard Hanlon	0	$0	0	$0
Mary Schafer	0	$0	0	$0
Matthew Cino	0	$0	0	$0

Please Retain This Supplement for Future Reference